Interests In Associates And Joint Venture Entities - Summary of Major Shareholdings in Associates and Joint Venture Entities, Including their Profit/(Loss) (Detail) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2018
Disclosure of significant investments in associates and joint ventures [line items]
Share of operating profit of equity accounted investments	$ 186	$ 300	$ 576
Samarco dam failure provision expense	(70)	(87)	(429)
Profit from equity accounted investments, related impairments and expenses	$ 116	$ 213	$ 147
Samarco Mineracao S.A. [member]
Disclosure of significant investments in associates and joint ventures [line items]
Ownership interest	50.00%	50.00%	50.00%
Share of operating profit of equity accounted investments	$ (47)	$ (50)	$ (80)
Other [member]
Disclosure of significant investments in associates and joint ventures [line items]
Share of operating profit of equity accounted investments	$ (51)	$ (19)	$ (80)
Carbones del Cerrejon LLC [member]
Disclosure of significant investments in associates and joint ventures [line items]
Ownership interest	33.33%	33.33%	33.33%
Share of operating profit of equity accounted investments	$ 85	$ 87	$ 192
Compania Minera Antamina S.A. [member]
Disclosure of significant investments in associates and joint ventures [line items]
Ownership interest	33.75%	33.75%	33.75%
Share of operating profit of equity accounted investments	$ 199	$ 282	$ 544